Marketable Securities - InterCure Ltd (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Marketable Securities Explanatory [Abstract]
Schedule of financial instruments
	December 31,
	2020	2019
	U.S. dollars in thousands

Marketable securities - InterCure Ltd	2,411	2,273

Schedule of changes in marketable securities
	December 31,
	2020	2019	2018
	U.S. dollars in thousands

Fair value opening balance	2,273	2,847	298
Sales	-	-	(204)
Changes in fair value during the year	138	(574)	2,753

	2,411	2,273	2,847